Right-of-Use Assets and Lease Liabilities (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Right-of-Use Assets and Lease Liabilities [Abstract]
Operating lease expense	$ 5,281,519	$ 672,814	$ 6,185,923